Trade receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade Receivables [Abstract]
Summary of Trade Receivables

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Trade receivables (refer Note 49)	24,212	26,415	309
Less: impairment allowances for expected credit losses	(2,356)	(2,147)	(25)
Total	21,856	24,268	284

Non-current	8,087	7,528	88
Current	13,769	16,740	196

Notes:

(i) Trade receivables are principally non-interest bearing and are generally on terms of 7-60 days.

(ii) Includes unbilled revenue of INR 6,983 (March 31, 2024: INR 6,547).

(iii) Refer Note 34(i) for modification of contractual cash flows.

(iv) Movement in the allowance for expected credit loss represents provision reversed during the year ended March 31, 2025 of INR 209 (net of provision created of INR 281) (March 31, 2024: net provision created of INR 1,001).

(v) There is no material movement in trade receivables except for billing and collection.